INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December 31,
	2 0 1 9	2 0 1 8

Carry-forward tax losses	16,519	12,525
Less valuation allowance	(16,519)	(12,525)
	-	-